CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	17,600,000
Ordinary shares, issued	13,751,390	2,305,743
Ordinary shares, outstanding	13,751,390	2,305,743
Series A and A-1 Preferred Shares
Preferred shares, par value	₪ 0.01	₪ 0.01
Preferred shares, shares authorized	0	14,400,000
Preferred shares, shares issued	0	5,193,427
Preferred shares, shares outstanding	0	5,193,427